Long-Term Debt	6 Months Ended
Jun. 30, 2023
Long-Term Debt [Abstract]
Long-Term Debt
8.	Long-Term Debt:

The amount of long-term debt shown in the accompanying unaudited condensed consolidated balance sheet of June 30, 2023, is analyzed as follows:
		Year/Period Ended
Loan facilities	Borrowers	December 31, 2022	June 30, 2023
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$6,200,000	$5,400,000
$4.5 Million Term Loan Facility (b)	Bistro	2,850,000	2,550,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	11,993,000	11,051,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	34,980,000	32,672,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	17,800,500	9,089,300
$55.00 Million Term Loan Facility (g)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	44,395,000	37,325,000
$22.5 million Term Loan Facility (h)	Tom-Jerry	22,250,000	19,250,000
Total long-term debt including Debt related to assets held for sale		$140,468,500	$117,337,300
Less: Deferred financing costs		(1,696,738)	(1,272,882)
Total long-term debt including Debt related to assets held for sale, net of deferred finance costs		$138,771,762	$116,064,418

Presented:
Current portion of long-term debt		$29,848,400	$20,943,399
Less: Current portion of deferred finance costs		(677,585)	(514,820)
Current portion of long-term debt, net of deferred finance costs		$29,170,815	$20,428,579

Debt related to assets held for sale		$—	$10,742,000
Less: Current portion of deferred finance costs		—	(119,348)
Debt related to assets held for sale, net of deferred finance costs		$—	$10,622,652

Non-Current portion of long-term debt		110,620,100	85,651,901
Less: Non-Current portion of deferred finance costs		(1,019,153)	(638,714)
Non-Current portion of long-term debt, net of deferred finance costs		$109,600,947	$85,013,187

a. $11.0 Million Term Loan Facility:

On March 31, 2023, a notice of LIBOR replacement by SOFR has been signed with Alpha Bank, S.A. (“Alpha Bank”), where the Margin (as defined in the loan agreement) will be increased by a percentage which is the equivalent of the positive difference (i.e. 0.045% with value date April 3, 2023) between USD LIBOR and SOFR for the first rollover period selected upon application of SOFR methodology. Such percentage will apply over the tenor of the loan going forward regardless of future rollover periods. Further details of the Company’s $11.0 million senior secured credit facility with Alpha Bank (the “$11.0 Million Term Loan Facility”) are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.
As of June 30, 2023, the loan tranche relating to M/V Magic Moon, amounting to $2.8 million has been classified as Debt related to assets held for sale under current liabilities.

b. $4.5 Million Term Loan Facility:

On June 21, 2023, the Company entered into an amendment agreement to its $4.5 million senior secured term loan facility with Chailease International Financial Services Co., Ltd. With effect from July 31, 2023, the current interest rate shall be replaced by a replacement interest rate, comprised of Term SOFR, a credit spread adjustment of 0.11448% and the Margin (as defined in the loan agreement). Details of the Company’s $4.5 million senior secured credit facility with Chailease International Financial Services Co. Ltd. (the “$4.5 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.

c. $15.29 Million Term Loan Facility

On July 3, 2023, the Company entered into an amendment agreement to its $15.29 million senior secured term loan facility with Hamburg Commercial Bank AG. With effect from July 3, 2023, the current interest rate shall be replaced by a replacement interest rate, i.e. Term SOFR, and the Margin (as defined in the loan agreement). Details of the Company’s $15.29 million senior secured credit facility with Hamburg Commercial Bank AG, (the “$15.29 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.

d. $18.0 Million Term Loan Facility

On March 7, 2023, as part of the Spin-Off, the outstanding amount of principal, net of deferred finance charges was contributed to Toro with amount of $12,413,056 (Note 1) and Toro replaced the Company as guarantor under the $18.0 million senior secured credit facility with Alpha Bank S.A., (the “$18.0 Million Term Loan Facility”). Further details of the $18.0 Million Term Loan Facility are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.

e. $40.75 Million Term Loan Facility

On July 3, 2023, the Company entered into an amendment agreement to its $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. With effect from July 3, 2023, the current interest rate shall be replaced by a replacement interest rate, i.e. Term SOFR, and the Margin (as defined in the loan agreement). Details of the Company’s $40.75 million senior secured credit facility with Hamburg Commercial Bank AG, (the “$40.75 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.
As of June 30, 2023, the loan tranche relating to M/V Magic Twilight, amounting to $7.9 million has been classified as Debt related to assets held for sale under current liabilities. On July 20, 2023, the Company repaid $7.91 million under this facility from the proceeds of the sale of M/V Magic Twilight, being the part of the loan secured by M/V Magic Twilight, and the repayment schedule was adjusted accordingly.
f. $23.15 Million Term Loan Facility

On May 23, 2023, the Company entered into an amendment agreement to its $23.15 million senior secured term loan facility with Chailease International Financial Services Co., Ltd. With effect from April 24, 2023, the current interest rate shall be replaced by a replacement interest rate, comprised of Term SOFR 1M, a credit spread adjustment of 0.11448% and the Margin (as defined in the loan agreement). Details of the Company’s $23.15 million senior secured credit facility with Chailease International Financial Services (Singapore) Pte. Ltd., (the “$23.15 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report. On April 18, 2023, the Company repaid $6.95 million under this facility from the proceeds of the sale of M/V Magic Rainbow, being the part of the loan secured by M/V Magic Rainbow, and the repayment schedule was adjusted accordingly.
g. $55.0 Million Term Loan Facility

Details of the Company’s $55.0 million senior secured credit facility with Deutsche Bank AG, (the “$55.0 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.
h. $22.5 Million Term Loan Facility
Details of the Company’s $22.5 million senior secured credit facility with Chailease International Financial Services (Singapore) Pte. Ltd. (the “$22.5 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report.
As of December 31, 2022, and June 30, 2023, the Company was in compliance with all financial covenants prescribed in its debt agreements.
Restricted cash as of June 30, 2023, current and non-current, includes (i) $6.7 million of minimum liquidity deposits required pursuant to the $11.0 Million Term Loan Facility, the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.0 Million Term Loan Facility discussed above, (ii) $1.4 million in the dry-dock reserve accounts required under the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.0 Million Term Loan Facility discussed above, and (iii) $1.7 million of retention deposits required under the $15.29 Million Term Loan Facility and the $40.75 Million Term Loan Facility.
Restricted cash as of December 31, 2022, current and non-current, includes (i) $6.6 million of minimum liquidity deposits required pursuant to the $11.0 Million Term Loan Facility, the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.0 Million Term Loan Facility discussed above, (ii) $0.9 million in the dry-dock reserve accounts required under the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.0 Million Term Loan Facility discussed above, and (iii) $1.7 million of retention deposits required under the $15.29 Million Term Loan Facility and the $40.75 Million Term Loan Facility.

The annual principal payments for the Company’s outstanding debt arrangements (including the debt related to assest held for sale) as of June 30, 2023, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2024	$31,685,399
2025	27,776,401
2026	13,624,400
2027	40,051,100
2028	4,200,000
Total long-term debt	$117,337,300

The weighted average interest rate on the Company’s long-term debt for the six month ended June 30, 2022, and 2023 was 3.9% and 8.3% respectively.

Total interest incurred on long-term debt for the six month ended June 30, 2022, and 2023, amounted to $2.6 million and $5.3 million respectively, and is included in Interest and finance costs (Note 17) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.